UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    _______

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                     ______

                                 CT Corporation
                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2016

                  DATE OF REPORTING PERIOD: DECEMBER 31, 2016

ITEM 1. REPORTS TO STOCKHOLDERS.

                        THE ADVISORS' INNER CIRCLE FUND

                                 [LOGO OMITTED]

                        HAMLIN HIGH DIVIDEND EQUITY FUND



ANNUAL REPORT                                                  DECEMBER 31, 2016

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ........................................................  1
Schedule of Investments .....................................................  5
Statement of Assets and Liabilities .........................................  8
Statement of Operations .....................................................  9
Statements of Changes in Net Assets ......................................... 10
Financial Highlights ........................................................ 11
Notes to Financial Statements ............................................... 13
Report of Independent Registered Public Accounting Firm ..................... 24
Disclosure of Fund Expenses ................................................. 25
Trustees and Officers of the Advisors' Inner Circle Fund .................... 28
Approval of Investment Advisory Agreement ................................... 34
Notice to Shareholders ...................................................... 38



The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the SEC's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-HHD-FUND; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
                                                            (UNAUDITED)
--------------------------------------------------------------------------------

Dear Shareholders:

PERFORMANCE & PORTFOLIO CHANGES

The Hamlin High Dividend Equity Fund Institutional Class returned +3.31% for the fourth quarter of 2016, trailing the S&P 500 Index's 3.82% total return. Year to date, the Fund returned 15.06%, exceeding the S&P 500 Index's 11.96% total return. Relative to dividend-focused strategies, our 2016 results are mixed. We are happy to have eclipsed the Lipper Equity Income Index's impressive 14.34% performance for the year ended December 31, 2016. We trailed the Dow Jones Dividend Index's strong 21.65% advance for the year ended December 31, 2016. While not surprised, we are pleased to deliver these results given a near doubling of 10-year Treasury yields since July. Although many of our clients have worried about navigating an inevitable rise in interest rates, we remain convinced that the more significant Hamlin equity performance risk lies in our capacity to accurately forecast our holding's free cash flows. We remind you that we are not managing the Fund to track or beat an index. We don't select securities to align with any index's sector weightings or holdings. We aim to construct a quality portfolio with high current income. Our goal is to preserve our individual clients' lifestyles and help our institutional clients meet their objectives while protecting against inflation with potential future dividend increases and long-term capital appreciation.

Within the portfolio, relative sector contributors to performance this quarter were Consumer Staples, Real Estate, and Healthcare. Relative sector detractors were Financials, Telecom, and Industrials. The largest individual stock performance contributors were Ryman Hospitality, FNB Corp, Flowers Foods, People's United Financial, and Kohls Corp. The weakest performers were Vodafone, Mattel, Glaxosmithkline, ABB, and The Buckle. During the quarter, we initiated positions in Mattel and MDC Holdings which offered a combined average yield of 4.4% at the date of purchase, meaningfully above the S&P 500 Index 2.0% yield as of December 31, 2016. We sold The Buckle during the quarter.

OUTLOOK

We suspect that the 5% post-election rally in the S&P 500 pulled a substantial amount of 2017's stock market potential into 2016. A move higher to 2376 for the S&P 500 Index in 2017 is conceivable in our opinion, delivering an 8% total return including dividends.

This "bull case" scenario involves Q4 earnings ending up a bit better than expected with full-year 2016 S&P 500 Index earnings per share (EPS) around $121/share. 10% core earnings growth in 2017 -- optimistic but feasible as the earnings recession has ended and global growth is improving -- gets to $133/share. Assuming the corporate tax rate negotiation ends up at 22%, we estimate the effective S&P 500 corporate tax rate would drop from about 28.6% to 20.8% 1 As a result, investors could be thinking about $144/share as a run rate for 2018. Should 10-year Treasury yields plateau or climb at a measured clip towards 3% then the market could sustain its two year average forward price to earnings ratio ("PE") of 16.5x. 2 Dividend yield math supports the bullish scenario as our $48/share S&P 500 dividend estimate for 2017 over the 2376 index price target equates to the 2% 25-year average S&P 500 dividend yield.(3)

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
                                                            (UNAUDITED)
--------------------------------------------------------------------------------

Unfortunately, a 14% correction for the S&P 500 Index to 1930 would not surprise us. Earnings could easily come in below current analyst expectations and still grow a respectable 5% to $127/share. Delayed implementation of tax reform and deregulation could cause a growth scare, driving the market PE down to the 15.2x average since 1960.4 Note that in both scenarios, we expect PE compression. Multiples have historically declined when interest rates are rising. While optimistic about the country's future, your Hamlin portfolio managers are mindful that our upside and downside risk targets are asymmetrical. Cash balances may grow as existing holdings approach our target prices.

While ever mindful of the macro-economic investment climate, we spend most of our time on security-specific research. Recall that Hamlin stocks are picked with an aim to pay us a compensatory and growing cash return, and they should be managed by executives who demonstrate a commitment to increase future dividend payouts. We invest primarily in businesses with high dividend yields, manageable debt loads, attractive returns on equity, and ample free cash flow-to-dividend coverage ratios. We still believe that miniscule money market interest rates are confounding income-hungry retirees. We think that aging Americans and their investment advisors will favor the very same high-income stocks that we are purchasing for the mutual fund, particularly given the sector's current tax advantage.

Yours truly,

Hamlin Capital Management, LLC

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUND AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. A COMPANY MAY REDUCE OR ELIMINATE ITS DIVIDEND, CAUSING LOSSES TO THE FUND. INTERNATIONAL INVESTMENTS MAY INVOLVE RISK OF CAPITAL LOSS FROM UNFAVORABLE FLUCTUATION IN CURRENCY VALUES, DIFFERENCES IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES, OR FROM SOCIAL, ECONOMIC, OR POLITICAL INSTABILITY IN OTHER NATIONS.


----------
(1) THE 28.6% TAX RATE ASSUMES 60% OF S&P 500 PROFITS ARE GENERATED IN THE US AND TAXED AT 35%, WITH THE REMAINING 40% OF PROFITS FROM INTERNATIONAL MARKETS TAXED AT 19%. TO GET TO OUR HYPOTHETICAL 20.8% TAX RATE, WE ASSUMED THE US CORPORATE TAX RATE IS CUT TO 22% AND THE INTERNATIONAL RATE REMAINS 19%.
(2)  SOURCE: FACTSET.
(3)  SOURCE: STANDARD & POORS, HOWARD SILVERBLATT INDICATED RATE CHANGE
(4)  SOURCE: LONGRUNDATA.COM AND FACTSET.

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
                                                            (UNAUDITED)
--------------------------------------------------------------------------------

                      DEFINITION OF THE COMPARATIVE INDEX

THE S&P 500 INDEX is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock's weight in the Index proportionate to its market value.

P/E: The Price-to-Earnings Ratio or P/E ratio is a ratio for valuing a company that measures its current share price relative to its per-share earnings. The price-earnings ratio can be calculated as: Market Value per Share / Earnings per Share

FORWARD P/E: A measure of the price-to-earnings ratio (P/E) using forecasted earnings for the P/E calculation. While the earnings used are just an estimate and are not as reliable as current earnings data, there is still benefit in estimated P/E analysis. The forecasted earnings used in the formula can either be for the next 12 months or for the next full-year fiscal period.

EPS: Earnings per Share.

LIPPER EQUITY INCOME FUND INDEX consists of funds that seek relatively high current income and growth of income through investing 65% or more of their portfolio.

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
                                                            (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  ----------------------------------------------
                                  AVERAGE ANNUAL RETURN TOTAL FOR PERIODS
                                          ENDED DECEMBER 31, 2016*
                                  ----------------------------------------------
                                                          Annualized Inception
                                     One Year Return            to Date**
                                  ----------------------------------------------
     Institutional Class Shares           15.06%                 11.62%
                                  ----------------------------------------------
          Investor Class Shares           14.62%                 11.12%
                                  ----------------------------------------------
                  S&P 500 Index           11.96%                 12.62%
                                  ----------------------------------------------
Lipper Equity Income Fund Index           14.34%                 11.04%
                                  ----------------------------------------------


                 [LINE GRAPH OMITTED - PLOT POINTS AS FOLLOWS]

------------------------------------------------------------------------------------------------------------------------------------
                        Initial Investment Date      3/30/12      Dec 12       Dec 13       Dec 14       Dec 15       Dec 16
------------------------------------------------------------------------------------------------------------------------------------
Hamlin High Dividend Equity Fund, Institutional      $10,000     $10,380      $13,794      $15,426      $14,651      $16,859
------------------------------------------------------------------------------------------------------------------------------------
Hamlin High Dividend Equity Fund, Investor           $10,000     $10,345      $13,680      $15,219      $14,398      $16,503
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                        $10,000     $10,303      $13,641      $15,508      $15,722      $17,603
------------------------------------------------------------------------------------------------------------------------------------
Lipper Equity Income Index                           $10,000     $10,404      $13,391      $14,822      $14,383      $16,377
------------------------------------------------------------------------------------------------------------------------------------


* IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

** THE FUND COMMENCED OPERATIONS ON MARCH 30, 2012. THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE
       CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND.

THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
   INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX. THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED
                 RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 4.

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------
19.0% Consumer Discretionary
13.1% Health Care
12.6% Energy
11.7% Real Estate
 9.9% Information Technology
 8.5% Industrials
 8.3% Telecommunication Services
 6.6% Financials
 4.3% Materials
 2.5% Utilities
 2.5% Consumer Staples
 1.0% Short-Term Investment

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.9%
--------------------------------------------------------------------------------

                                               SHARES                   VALUE

CONSUMER DISCRETIONARY -- 19.0%
  American Eagle Outfitters .................. 278,365            $   4,222,797
  Cinemark Holdings .......................... 223,975                8,591,681
  Garmin . ...................................  94,910                4,602,186
  General Motors ............................. 508,440               17,714,049
  Kohl's . ................................... 315,060               15,557,663
  Mattel . ................................... 419,325               11,552,404
  MDC Holdings . ............................. 189,698                4,867,657
  Meredith ................................... 192,241               11,371,055
  Regal Entertainment Group, ClA ............. 617,168               12,713,661
                                                                  --------------
                                                                     91,193,153
                                                                  --------------

CONSUMER STAPLES -- 2.5%
  Flowers Foods . ............................ 600,610               11,994,182
                                                                  --------------

ENERGY -- 12.6%
  Dorchester Minerals LP (A) ................. 235,903                4,140,098
  Enterprise Products Partners (A) ........... 509,335               13,772,418
  Equities Midstream Partners LP (A) ......... 172,540               13,230,367
  Royal Dutch ShellADR, ClB .................. 256,030               14,842,059
  Spectra Energy Partners LP (A) ............. 311,625               14,284,890
                                                                  --------------
                                                                     60,269,832
                                                                  --------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                               SHARES                   VALUE

FINANCIALS -- 6.6%
  Federated Investors, ClB ................... 275,095            $   7,779,686
  FNB . ...................................... 875,929               14,041,142
  People's United Financial .................. 511,955                9,911,449
                                                                  --------------
                                                                     31,732,277
                                                                  --------------

HEALTH CARE -- 13.1%
  AbbVie . ................................... 232,870               14,582,319
  GlaxoSmithKlineADR . ....................... 313,016               12,054,246
  Merck . .................................... 150,180                8,841,097
  Pfizer . ................................... 427,710               13,892,021
  SanofiADR . ................................ 332,285               13,437,605
                                                                  --------------
                                                                     62,807,288
                                                                  --------------

INDUSTRIALS -- 8.5%
  ABBADR . ................................... 702,305               14,797,566
  Eaton . .................................... 218,995               14,692,375
  Emerson Electric . ......................... 198,965               11,092,299
                                                                  --------------
                                                                     40,582,240
                                                                  --------------

INFORMATION TECHNOLOGY -- 9.8%
  Cisco Systems . ............................ 485,130               14,660,629
  Intel . .................................... 202,850                7,357,370
  Maxim Integrated Products . ................ 310,390               11,971,742
  QUALCOMM . ................................. 202,710               13,216,692
                                                                  --------------
                                                                     47,206,433
                                                                  --------------

MATERIALS -- 4.3%
  Dow Chemical ............................... 172,655                9,879,319
  WestRock ................................... 210,000               10,661,700
                                                                  --------------
                                                                     20,541,019
                                                                  --------------

REAL ESTATE -- 11.7%
  Hospitality Properties Trust REIT . ........ 496,150               15,747,801
  LamarAdvertising, ClAREIT .................. 142,280                9,566,907
  Ryman Hospitality Properties REIT . ........ 263,570               16,607,546
  Weyerhaeuser,REIT . ........................ 463,858               13,957,487
                                                                  --------------
                                                                     55,879,741
                                                                  --------------

TELECOMMUNICATION SERVICES -- 8.3%
  AT&T . ..................................... 371,105               15,783,096


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                               SHARES                   VALUE

TELECOMMUNICATION SERVICES-- CONTINUED
  BCE . ...................................... 284,010            $  12,280,592
  Vodafone GroupADR .......................... 482,350               11,783,811
                                                                  --------------
                                                                     39,847,499
                                                                  --------------

UTILITIES -- 2.5%
  Public Service Enterprise Group . .......... 276,985               12,154,102
                                                                  --------------
  TOTAL Common Stock
    (Cost $414,971,125) ......................                      474,207,766
                                                                  --------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT(B) -- 1.0%
--------------------------------------------------------------------------------
  SEI Daily Income Trust, Government Fund,
  ClA, 0.320%
    (Cost$4,918,743)                         4,918,743                4,918,743
                                                                  --------------
TOTAL INVESTMENTS-- 99.9%
    (Cost $419,889,868) ......................                    $ 479,126,509
                                                                  ==============

     PERCENTAGES ARE BASED ON NET ASSETS OF $479,744,046.

(A) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT DECEMBER 31, 2016, THESE SECURITIES AMOUNTED TO $45,427,773 OR 9.5% OF NET ASSETS.
(B)  THE REPORTING RATE IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2016.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
LP -- LIMITED PARTNERSHIP
REIT -- REAL ESTATE INVESTMENT TRUST

AS DECEMBER 31, 2016, ALL OF THE FUND'S INVESTMENTS WERE LEVEL 1, IN ACCORDANCE WITH THE AUTHORITATIVE GUIDANCE ON FAIR VALUE MEASUREMENTS AND DISCLOSURE UNDER U.S. GAAP.

FOR THE YEAR ENDED DECEMBER 31, 2016, THERE WERE NO TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2 ASSETS AND LIABILITIES.

FOR THE YEAR ENDED DECEMBER 31, 2016, THERE WERE NO LEVEL 3 SECURITIES.

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investments, at Value (Cost $419,889,868) ....................   $  479,126,509
Receivable for Capital Shares Sold ...........................          994,254
Dividends Receivable .........................................          845,855
Prepaid Expenses .............................................           14,062
                                                                 ---------------
  TOTAL ASSETS ...............................................      480,980,680
                                                                 ---------------

LIABILITIES:
Payable for Capital Shares Redeemed ..........................          781,165
Payable due toAdviser ........................................          333,567
Payable due toAdministrator ..................................           48,860
Shareholder Servicing Fees Payable (Investor Class Shares) ...            4,124
Distribution Fees Payable (Investor Class Shares) ............            4,091
Chief Compliance Officer Fees Payable ........................            1,597
Payable due to Trustees ......................................              288
OtherAccrued Expenses and Other Payables .....................           62,942
                                                                 ---------------
  TOTAL LIABILITIES ..........................................        1,236,634
                                                                 ---------------

NETASSETS ....................................................   $  479,744,046
                                                                 ===============

NETASSETS CONSIST OF:
Paid-in Capital ..............................................   $  434,800,567
Undistributed Net Investment Income ..........................          563,987
Accumulated Net Realized Losson Investments ..................      (14,857,149)
Net UnrealizedAppreciation on Investments ....................       59,236,641
                                                                 ---------------
NETASSETS ....................................................   $  479,744,046
                                                                 ===============

OUTSTANDING SHARES OF BENEFICIAL INTEREST
  INSTITUTIONAL CLASS SHARES (UNLIMITED AUTHORIZATION --
  NO PAR VALUE) ..............................................       21,985,010
                                                                 ---------------

  INVESTOR CLASS SHARES (UNLIMITED AUTHORIZATION --
  NO PAR VALUE) ..............................................          810,542
                                                                 ---------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
  INSTITUTIONAL CLASS SHARES ($462,664,400/21,985,010 SHARES)   $        21.04
                                                                 ===============

  INVESTOR CLASS SHARES ($17,079,646/810,542 SHARES) ........           $21.07
                                                                 ===============

* REDEMPTION PRICE PER SHARE MAY VARY DEPENDING ON THE LENGTH OF TIME SHARES ARE HELD.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            FOR THE YEAR ENDED
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends . ..................................................   $   17,068,814
Less: Foreign Taxes Withheld .................................          (86,305)
                                                                 ---------------
  TOTAL INVESTMENT INCOME ....................................       16,982,509
                                                                 ---------------

EXPENSES:
InvestmentAdvisory Fees ......................................        4,414,801
Administration Fees ..........................................          529,778
Distribution Fees (Investor Class Shares) ....................           39,513
Shareholder Servicing Fees (Investor Class Shares) ...........           19,826
Trustees' Fees ...............................................           15,844
Chief Compliance Officer Fees ................................            5,815
TransferAgent Fees ...........................................          100,591
Registration and Filing Fees .................................           47,688
Printing Fees ................................................           32,651
Legal Fees ...................................................           30,991
Audit Fees ...................................................           22,600
Custodian Fees ...............................................           17,565
Other Expenses ...............................................           16,566
                                                                 ---------------
  TOTAL EXPENSES .............................................        5,294,229
                                                                 ---------------

Less:
  Waiver of InvestmentAdvisory Fees ..........................         (810,116)
  Fees Paid Indirectly -- (See Note 4) .......................             (638)
                                                                 ---------------
NET EXPENSES .................................................        4,483,475
                                                                 ---------------
NET INVESTMENT INCOME ........................................       12,499,034
                                                                 ---------------
NET REALIZED LOSS ON INVESTMENTS .............................       (6,579,041)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
ON INVESTMENTS ...............................................       53,764,193
                                                                 ---------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..............       47,185,152
                                                                 ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $   59,684,186
                                                                 ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            YEAR                  YEAR
                                                                            ENDED                 ENDED
                                                                          DECEMBER 31,          DECEMBER 31,
                                                                            2016                   2015
                                                                      ----------------      ----------------
OPERATIONS:
  Net Investment Income ............................................  $   12,499,034        $   13,175,837
  Net RealizedLosson Investments ...................................      (6,579,041)           (6,443,029)
  Net Change in UnrealizedAppreciation (Depreciation) on
  Investments ......................................................      53,764,193           (32,972,817)
                                                                      ----------------      ----------------

  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS .......................................................      59,684,186           (26,240,009)
                                                                      ----------------      ----------------

DIVIDENDS AND DISTRIBUTIONS:
  Dividends from Net Investment Income:
     INSTITUTIONAL CLASS SHARES ....................................     (11,197,639)          (11,741,576)
     INVESTOR CLASS SHARES .........................................        (349,997)             (353,225)
  Return of Capital:
     INSTITUTIONAL CLASS SHARES ....................................      (1,269,249)           (1,367,098)
     INVESTOR CLASS SHARES .........................................         (39,664)              (51,191)
                                                                      ----------------      ----------------
TOTAL DIVIDENDS AND DISTRIBUTIONS ..................................     (12,856,549)          (13,513,090)
                                                                      ----------------      ----------------

CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS SHARES:
     Issued ........................................................     136,716,419           201,858,936
     Reinvestment of Distributions .................................      10,499,629            11,059,475
     Redemption Fees - Note 2 ......................................             177                    --
     Redeemed ......................................................    (140,588,041)         (131,389,648)
                                                                      ----------------      ----------------
  INCREASE IN NETASSETS FROM INSTITUTIONAL CLASS SHARES
     TRANSACTIONS ..................................................       6,628,184            81,528,763
                                                                      ----------------      ----------------
  INVESTOR CLASS SHARES:
     Issued ........................................................       2,707,342             4,101,775
     Reinvestment of Distributions .................................         389,212               400,771
     Redemption Fees - Note 2 ......................................             716                    --
     Redeemed ......................................................      (3,428,060)           (5,403,396)
                                                                      ----------------      ----------------
  DECREASE IN NET ASSETS FROM INVESTOR CLASS SHARES
     TRANSACTIONS ..................................................        (330,790)             (900,850)
                                                                      ----------------      ----------------

  NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ...............       6,297,394            80,627,913
                                                                      ----------------      ----------------

  TOTAL INCREASE IN NET ASSETS .....................................      53,125,031            40,874,814
                                                                      ----------------      ----------------

NET ASSETS:
  Beginning of Year ................................................     426,619,015           385,744,201
                                                                      ----------------      ----------------

  End of Year (including undistributed net investment income of
  $563,987 and $1,196,182, respectively) ...........................  $  479,744,046        $  426,619,015
                                                                      ================      ================

(1) FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS. AMOUNTS DESIGNATED AS "--" ARE $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                         SELECTED PER SHARE DATA & RATIOS
                                                                            FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                             YEARS ENDED DECEMBER 31,                        PERIOD ENDED
                                               -----------------------------------------------------         DECEMBER 31,
INSTITUTIONAL CLASS SHARES                        2016            2015         2014             2013             2012(++)
                                               ---------       ---------    ---------        ---------       ------------
Net Asset Value, Beginning of Period ......... $  18.80        $  20.38     $  19.57         $  15.40         $  15.00
                                               ---------       ---------    ---------        ---------       ------------
Income (Loss) from Investment Operations:
 Net Investment Income* ........................   0.57            0.56         0.67             0.55             0.41
 Net Realized and Unrealized Gain (Loss) .......   2.24           (1.56)        1.66             4.48             0.16
                                               ---------       ---------    ---------        ---------       ------------
 Total from Investment Operations ..............   2.81           (1.00)        2.33             5.03             0.57
                                               ---------       ---------    ---------        ---------       ------------
Dividends and Distributions:
 Net Investment Income .........................  (0.51)          (0.52)       (0.55)           (0.39)           (0.17)
 Net Realized Gains ............................     --              --        (0.97)           (0.47)              --
 Return of Capital .............................  (0.06)          (0.06)          --               --               --
                                               ---------       ---------    ---------        ---------       ------------
 Total Dividends and Distributions .............  (0.57)          (0.58)       (1.52)           (0.86)           (0.17)
                                               ---------       ---------    ---------        ---------       ------------
 Redemption Fees* ..............................   0.00(1)           --           --             0.00(1)          0.00(1)
                                               ---------       ---------    ---------        ---------       ------------
 Net Asset Value, End of Period                $  21.04        $  18.80     $  20.38         $  19.57         $  15.40
                                               =========       =========    =========        =========       ============
 TOTAL RETURN+ .................................  15.06%          (5.02)%      11.83%           32.89%            3.80%
                                               =========       =========    =========        =========       ============
RATIOS AND SUPPLEMENTAL DATA
 NetAssets, End of Period (Thousands) ........ $ 462,664         $410,965     $367,849        $192,784          $55,537
Ratio of Expenses toAverage NetAssets ..........   1.00%           1.00%        1.00%            1.00%            1.00%++
Ratio of Expenses toAverage NetAssets
 (Excluding Waivers, Reimbursements and
 Fees Paid Indirectly) .........................   1.19%           1.18%        1.20%            1.31%            2.69%++
Ratio of Net Investment Income toAverage
 NetAssets .....................................   2.84%           2.76%        3.20%            2.80%            3.58%++
Portfolio Turnover Rate ........................     42%             44%          40%              35%              32%^

*    PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.

++   ANNUALIZED.

^    PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
     ANNUALIZED.

(1)  AMOUNT REPRESENTS LESS THAN $. 01 PER SHARE

(++) COMMENCED OPERATIONS ON MARCH 30, 2012.

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                         SELECTED PER SHARE DATA & RATIOS
                                                                            FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                             YEARS ENDED DECEMBER 31,                        PERIOD ENDED
                                               -----------------------------------------------------         DECEMBER 31,
INVESTOR CLASS SHARES                            2016            2015         2014             2013             2012(++)
                                               ---------       ---------    ---------        ---------       ------------
NetAsset Value, Beginning of Period .......... $   18.83       $   20.40    $   19.53        $  15.38        $    15.00
                                               ---------       ---------    ---------        ---------       ------------
Income (Loss) from Investment Operations:
 Net Investment Income* ........................    0.49            0.47         0.51            0.46              0.37
 Net Realized and Unrealized Gain (Loss) .......    2.25           (1.56)        1.70            4.47              0.14
                                               ---------       ---------    ---------        ---------       ------------
 Total from Investment Operations ..............    2.74           (1.09)        2.21            4.93              0.51
                                               ---------       ---------    ---------        ---------       ------------
Dividends and Distributions:
 Net Investment Income .........................   (0.44)          (0.42)       (0.37)          (0.31)            (0.13)
 Net Realized Gains ............................      --              --        (0.97)          (0.47)               --
 Return of Capital .............................   (0.06)          (0.06)          --              --                --
                                               ---------       ---------    ---------        ---------       ------------
 Total Dividends and Distributions .............   (0.50)          (0.48)       (1.34)          (0.78)            (0.13)
                                               ---------       ---------    ---------        ---------       ------------
 Redemption Fees*                                   0.00(1)           --           --              --                --
                                               ---------       ---------    ---------        ---------       ------------
 Net Asset Value, End of Period                $   21.07       $   18.83    $   20.40        $  19.53        $    15.38
                                               =========       =========    =========        ========        ============
 TOTAL RETURN+ .................................   14.62%          (5.40)%      11.25%          32.24%             3.45%
                                               =========       =========    =========        ========        ============
RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period (Thousands) .........  $17,080         $15,654      $17,895         $19,905            $8,637
Ratio of Expenses toAverage NetAssets ..........    1.38%           1.43%        1.50%           1.50%             1.50%++
Ratio of Expenses toAverage NetAssets
 (Excluding Waivers, Reimbursements and
 Fees Paid Indirectly) .........................    1.56%           1.61%        1.70%           1.81%             3.19%++
Ratio of Net Investment Income toAverage
 NetAssets .....................................    2.47%           2.32%        2.46%           2.30%             3.21%++
Portfolio Turnover Rate . ......................      42%             44%          40%             35%               32%^

*    PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.

++   ANNUALIZED.

^    PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
     ANNUALIZED.

(1)  AMOUNT REPRESENTS LESS THAN $. 01 PER SHARE

(++) COMMENCED OPERATIONS ON MARCH 30, 2012.

AMOUNTS DESIGNATED AS "--"ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the Hamlin High Dividend Equity Fund (the "Fund"). The Fund is diversified and its investment objective is to seek high current income and long-term capital gain. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund. The Fund is an investment company in conformity with U.S. generally accepted accounting principles ("U.S. GAAP"). Therefore, the Fund follows the accounting and reporting guidelines for investment companies.

     USE OF ESTIMATES -- The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

     All investment companies held in the Fund's portfolio are valued at the published net asset value.

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of December 31, 2016, there were no securities valued in accordance with the Fair Value Procedures.

     In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

     o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     o Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

     o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     For the year ended December 31, 2016, there have been no significant changes to the Fund's fair valuation methodology.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes have been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during year ended December 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2016, the Fund did not recognize any interest or penalties.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date.

     RETURN OF CAPITAL ESTIMATES -- Distributions received from investments in master limited partnerships ("MLPs") generally are comprised of income and

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

     return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

     INVESTMENTS IN REITS -- Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     MASTER LIMITED PARTNERSHIPS -- Entities commonly referred to as "MLPs" are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the "Code"), and whose interests or "units" are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

     certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of the Funds' shares.

     CLASSES -- Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income semi-annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Fund retains redemption fees of 2.00% on redemptions of capital shares held for less than 7 days. Such fees are retained by the Fund for the benefit of the remaining shareholders and are recorded as additions to fund capital. For the year ended December 31, 2016, the Fund retained fees of $893. Such fees are retained by the Fund for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisors and service providers, as required by SEC regulations. The CCO's services and fees have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, CUSTODIAN AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended December 31, 2016, the Fund was charged $529,778, for these services.

The Fund has adopted the Distribution Plan (the "Plan") for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund's average daily net assets attributable to Investor Class Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Fund. For the year ended December 31, 2016, the Fund's Investor Class Shares incurred $39,513 of distribution fees, an effective rate of 0.25% .

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the "Service Plan"). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the year ended December 31, 2016, the Fund's Investor Class Shares incurred $19,826 of shareholder servicing fees, an effective rate of 0.13% .

MUFG Union Bank, N.A. serves as Custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

December 31, 2016, the Fund earned cash management credits of $638, which were used to offset transfer agent expenses. This amount is labeled "Fees Paid Indirectly" on the Statement of Operations.

5.   INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Hamlin Capital Management, LLC (the "Adviser") provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 1.00% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Institutional Class Shares' total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% of the Fund's Institutional Class Shares' average daily net assets until April 30, 2017. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Investor Class Shares' total annual operating expenses (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% of the Fund's Investor Class Shares' average daily net assets until April 30, 2017. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2017. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the board may permit the Adviser to retain the difference between total annual operating expenses and 1.00% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period.

As of December 31, 2016, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:


                                 SUBJECT TO
                              REPAYMENT UNTIL
       PERIOD                  DECEMBER 31:               AMOUNT
       ------                 ---------------           ----------
1/1/2014-12/31/2014                 2017                $  636,412
1/1/2015-12/31/2015                 2018                   851,219
1/1/2016-12/31/2016                 2019                   810,116
                                                        ----------
                                                        $2,297,747
                                                        ==========

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

6.   SHARE TRANSACTIONS


                                                           YEAR ENDED            YEAR ENDED
                                                             DECEMBER             DECEMBER
                                                             31, 2016             31, 2015
                                                           -----------           -----------
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES
  Issued                                                    6,919,057             9,954,714
  Reinvestment of Distributions                               512,066               564,400
  Redeemed                                                 (7,300,795)           (6,711,059)
                                                           -----------           -----------
  NET INSTITUTIONAL CLASS SHARES CAPITAL SHARE
     TRANSACTIONS                                             130,328             3,808,055
                                                           -----------           -----------
INVESTOR CLASS SHARES
  Issued                                                      133,848               199,885
  Reinvestment of Distributions                                18,942                20,480
  Redeemed                                                   (173,596)             (266,067)
                                                           -----------           -----------
  NET INVESTOR CLASS SHARES CAPITAL SHARE TRANSACTIONS        (20,806)              (45,702)
                                                           -----------           -----------
  NETINCREASEIN SHARES OUTSTANDING                            109,522             3,762,353
                                                           ===========           ===========

7.   INVESTMENT TRANSACTIONS:

For the year ended December 31, 2016, the Fund made purchases of $190,694,244 and sales of $179,381,499 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

8.   FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

Accordingly, the following permanent differences are primarily attributable to investments in MLPs, and REIT adjustments:


          UNDISTRIBUTED
          NET INVESTMENT           ACCUMULATED NET           PAID IN
               (LOSS)               REALIZED GAIN            CAPITAL
          --------------           ---------------          ---------
          $(1,583,593)               $1,396,110             $187,483


These reclassifications had no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the years ended December 31, 2016 and December 31, 2015, was as follows:


                   ORDINARY             RETURN OF
                    INCOME               CAPITAL            TOTAL
               ------------          -------------      ------------
     2016      $ 11,547,636          $   1,308,913      $ 12,856,549
     2015        12,094,801              1,418,289        13,513,090


As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforwards                            $(14,952,360)
UnrealizedAppreciation                                  59,895,860
Other Temporary Differences                                    (21)
                                                      -------------
Total Distributable Earnings                           $44,943,479
                                                      =============

Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Losses carried forward under these new provisions are as follows:


          SHORT-TERM LOSS      LONG-TERM LOSS           TOTAL
          ---------------      --------------           -----
            $(582,848)          (14,369,512)       $ (14,952,360)

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at December, 2016, were as follows:

                          AGGREGATE          AGGREGATE
                            GROSS              GROSS               NET
      FEDERAL TAX         UNREALIZED         UNREALIZED         UNREALIZED
          COST           APPRECIATION       DEPRECIATION       APPRECIATION
     ------------        ------------      -------------       ------------
     $419,230,649        $71,439,998       ($11,544,138)       $59,895,860

9.   CONCENTRATION OF RISKS:

The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

The Hamlin High Dividend and Equity Fund invest in MLPs. MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interest are all in a particular industry, the MLP will be negatively impacted by economic events adversely impact that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

10.  OTHER:

At December 31, 2016, 55% of Institutional Class Shares total shares outstanding were held by three record shareholders and 82% of Investor Class Shares total shares out-standing were also held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

11.  REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the "SEC") released its Final Rule on Investment Company Reporting Modernization (the "Rule"). The Rule which introduces two new regulatory reporting forms for investment companies -- Form N-PORT and Form N-CEN -- also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund's current financial statement presentation and expects that the Fund will be able to comply with the Rule's Regulation S-X amendments by the August 1, 2017 compliance date.

12.  SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of The Advisors' Inner Circle Fund and Shareholders of Hamlin High Dividend Equity Fund.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hamlin High Dividend Equity Fund (one of the series constituting The Advisors' Inner Circle Fund (the "Trust")) as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from March 30, 2012 (commencement of operations) to December 31, 2012. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hamlin High Dividend Equity Fund (one of the series constituting The Advisors' Inner Circle Fund) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended and for the period from March 30, 2012 (commencement of operations) to December 31, 2012, in conformity with U.S. generally accepted accounting principles.

                                                  /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
February 27, 2017

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2016 to December 31, 2016).

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5%return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

-----------------------------------------------------------------------------------------------------
                                      BEGINNING         ENDING
                                       ACCOUNT         ACCOUNT        ANNUALIZED     EXPENSES PAID
                                        VALUE           VALUE           EXPENSE         DURING
                                       7/01/16         12/31/16         RATIOS          PERIOD*
-----------------------------------------------------------------------------------------------------
HAMLIN HIGH DIVIDEND EQUITY FUND
-----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class Shares            $1,000.00       $1,073.70          1.00%           $5.21
Investor Class Shares                  1,000.00        1,071.50          1.40             7.29

HYPOTHETICAL 5% RETURN
Institutional Class Shares            $1,000.00       $1,020.11          1.00%           $5.08
Investor Class Shares                  1,000.00        1,018.10          1.40             7.10
-----------------------------------------------------------------------------------------------------

* (Expenses) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period. )

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Trustees." Messrs. Nesher and Doran


------------------------------------------------------------------------------------------------------------------------------------
                                 POSITION WITH TRUST                         PRINCIPAL
                                 AND LENGTH OF TIME                         OCCUPATION
NAME AND YEAR OF BIRTH                SERVED(1)                       IN THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES(3,4)
------------------------------------------------------------------------------------------------------------------------------------
ROBERT NESHER                    Chairman of the                 SEI employee 1974 to present; currently
(BORN: 1946)                     Board of Trustees               performs various services on behalf of
                                 (Since 1991)                    SEI Investments for which Mr. Nesher is
                                                                 compensated.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN                 Trustee                         Self-Employed Consultant since 2003. Partner
(BORN: 1940)                     (Since 1991)                    at Morgan, Lewis & Bockius LLP (law firm) from
                                                                 1976 to 2003. Counsel to the Trust, SEI
                                                                 Investments, SIMC, the Administrator and the
                                                                 Distributor.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES(2)
------------------------------------------------------------------------------------------------------------------------------------
JOHN K. DARR                     Trustee                         Retired. Chief Executive Officer, Office of
(BORN: 1944)                     (Since 2008)                    Finance, Federal Home Loan Banks, from 1992
                                                                 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
JOSEPH T. GRAUSE, JR.            Trustee                         Self-Employed Consultant since January 2012.
(BORN: 1952)                     (Since 2011)                    Director of Endowments and Foundations,
                                                                 Morningstar Investment Management, Morningstar,
                                                                 Inc., 2010 to 2011. Director of International
                                                                 Consulting and Chief Executive Officer
                                                                 of Morningstar Associates Europe Limited,
                                                                 Morningstar, Inc., 2007 to 2010. Country
                                                                 Manager -- Morningstar UK Limited, Morningstar,
                                                                 Inc., 2005 to 2007.
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust's Declaration of Trust.
(2) Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies under the 1940 Act.
(3) Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940Act by virtue of their affiliation with the Distributor and/or its affiliates.
(4)  Trustees oversee 56 funds in The Advisors' Inner Circle Fund.

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-HHD-FUND. The following chart lists Trustees and Officers as of December 31, 2016.

                              OTHER DIRECTORSHIPS
                         HELD IN THE PAST FIVE YEARS(2)
--------------------------------------------------------------------------------

Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments--Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments--Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.
--------------------------------------------------------------------------------

Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds, The KP Funds, The Advisors' Inner Circle Fund III, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments (Europe), Limited, SEI Investments--Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments -- Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of O'Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016.
--------------------------------------------------------------------------------

Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of Federal Home Loan Bank of Pittsburgh, Meals on Wheels, Lewes/Rehoboth Beach and West Rehoboth Land Trust.
--------------------------------------------------------------------------------

Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of The Korea Fund, Inc.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                 POSITION WITH TRUST                         PRINCIPAL
                                 AND LENGTH OF TIME                         OCCUPATION
NAME AND YEAR OF BIRTH                SERVED(1)                       IN THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
(CONTINUED)(3)
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON              Trustee (Since 2005) Retired.   Private Investor since 1994.
(BORN: 1942)
------------------------------------------------------------------------------------------------------------------------------------
BETTY L. KRIKORIAN               Trustee (Since 2005)            Vice President, Compliance, AARP Financial Inc.
(BORN: 1943)                                                     from 2008-2010. Self-Employed Legal and Financial
                                                                 Services Consultant since 2003.
------------------------------------------------------------------------------------------------------------------------------------
BRUCE R. SPECA                   Trustee (Since 2011)            Global Head of Asset Allocation, Manulife Asset
(BORN: 1956)                                                     Management (subsidiary of Manulife Financial),
                                                                 2010 to 2011. Executive Vice President -- Investment
                                                                 Management Services, John Hancock Financial
                                                                 Services (subsidiary of Manulife Financial), 2003
                                                                 to 2010.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.          Trustee                         Retired since 2012. Self-Employed Consultant,
(BORN: 1942)                     Lead Independent                Newfound Consultants Inc., 1997 to 2011.
                                 Trustee
                                 (Since 1999)
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL BEATTIE                  President                       Director of Client Service, SEI Investments
(BORN: 1965)                     (since 2011)                    Company, since 2004.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN CONNORS                  Treasurer, Controller and       Director, SEI Investments, Fund Accounting since
(BORN: 1984)                     Chief Financial Officer         2014. Audit Manager, Deloitte & Touche LLP, from
                                 (since 2015)                    2011 to 2014. Audit Supervisor, BBD, LLP (formerly
                                                                 Briggs, Bunting & Dougherty, LLP), from 2007 to
                                                                 2011.
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust's Declaration of Trust.

(2) Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies under the 1940 Act.

(3)  Trustees oversee 56 funds in The Advisors' Inner Circle Fund.

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------


                              OTHER DIRECTORSHIPS
                         HELD IN THE PAST FIVE YEARS(2)
--------------------------------------------------------------------------------

Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.
--------------------------------------------------------------------------------

Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds and The KP Funds.
--------------------------------------------------------------------------------

Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds and The KP Funds.
--------------------------------------------------------------------------------

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Member of the independent review committee for SEI's Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.
--------------------------------------------------------------------------------

                                     None.
--------------------------------------------------------------------------------

                                     None.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                 POSITION WITH TRUST                         PRINCIPAL
                                 AND LENGTH OF TIME                         OCCUPATION
NAME AND YEAR OF BIRTH                SERVED(1)                       IN THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
DIANNE M. DESCOTEAUX             Vice President and              Counsel at SEI Investments since 2010. Associate at
(BORN: 1977)                     Secretary (Since 2011)          Morgan, Lewis & Bockius LLP from 2006 to 2010.
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL EMERY                    Chief Compliance                Chief Compliance Officer of SEI Structured Credit
(BORN: 1962)                     Officer (Since 2006)            Fund, LP since June 2007. Chief Compliance Officer
                                                                 of SEI Alpha Strategy Portfolios, LP from June 2007
                                                                 to September 2013. Chief Compliance Officer of The
                                                                 Advisors' Inner Circle Fund II, Bishop Street Funds,
                                                                 The KP Funds, The Advisors' Inner Circle Fund III,
                                                                 Winton Series Trust, Winton Diversified Opportunities
                                                                 Fund (closed-end investment company), Gallery
                                                                 Trust, SEI Institutional Managed Trust, SEI Asset
                                                                 Allocation Trust, SEI Institutional International Trust,
                                                                 SEI Institutional Investments Trust, SEI Daily Income
                                                                 Trust, SEI Tax Exempt Trust, Adviser Managed Trust,
                                                                 New Covenant Funds, SEI Insurance Products Trust
                                                                 and SEI Catholic Values Trust. Chief Compliance
                                                                 Officer of SEI Opportunity Fund, L.P. until 2010. Chief
                                                                 Compliance Officer of O'Connor EQUUS (closed-
                                                                 end investment company) to 2016. Chief Compliance
                                                                 Officer of SEI Liquid Asset Trust to 2016.
------------------------------------------------------------------------------------------------------------------------------------
LISA WHITTAKER                   Vice President and              Attorney, SEI Investments Company (2012-present).
(BORN: 1978)                     Assistant Secretary             Associate Counsel and Compliance Officer, The
                                 (Since 2013)                    Glenmede Trust Company, N.A. (2011-2012).
                                                                 Associate, Drinker Biddle & Reath LLP (2006-2011).
------------------------------------------------------------------------------------------------------------------------------------
JOHN Y KIM                       Vice President and              Attorney, SEI Investments Company (2014-present).
(BORN: 1981)                     Assistant Secretary             Associate, Stradley Ronon Stevens & Young, LLP
                                 Since 2014)                     (2009-2014).
------------------------------------------------------------------------------------------------------------------------------------
BRIDGET E. SUDALL                Anti-Money Laundering           Senior Associate and AML Officer, Morgan Stanley
(BORN: 1980)                     Compliance Officer and          Alternative Investment Partners from April 2011 to
                                 Privacy Officer (since          March 2015. Investor Services Team Lead, Morgan
                                 2015)                           Stanley Alternative Investment Partners from 2007 to
                                                                 2011.
------------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

                              OTHER DIRECTORSHIPS
                          HELD IN THE PAST FIVE YEARS
--------------------------------------------------------------------------------

                                     None.
--------------------------------------------------------------------------------

                                     None.











--------------------------------------------------------------------------------

                                     None.
--------------------------------------------------------------------------------

                                     None.
--------------------------------------------------------------------------------

                                     None.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Pursuant to Section 15 of the Investment Company Act of 1940 (the "1940 Act"), the Fund's advisory agreement (the "Agreement") must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the "Board" or the "Trustees") of The Advisors' Inner Circle Fund (the "Trust") or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 17, 2016 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser's services; (ii) the Adviser's investment management personnel; (iii) the Adviser's operations and financial condition;
(iv) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund's advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds;
(vi) the level of the Adviser's profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser's potential economies of scale; (viii) the Adviser's compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser's policies on and compliance procedures for personal securities transactions; and (x) the Fund's performance compared with a peer group of mutual funds and the Fund's benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser's services, fee and other aspects of the Agreement. The Independent Trustees received advice from

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel, the resources of the Adviser, and the Adviser's compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser's investment and risk management approaches for the Fund. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with regular reports regarding the Fund's performance over various time periods, including since its inception, and information regarding the Fund's performance since the Agreement was last renewed. The Trustees also reviewed reports prepared by the Fund's administrator comparing the Fund's performance to its benchmark index and a peer group of mutual funds as classified

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund's performance was satisfactory, or, where the Fund's performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/ or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund's administrator comparing the Fund's net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser's profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser's commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser's views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund's shareholders through a graduated advisory fee

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

RENEWAL OF THE AGREEMENT
Based on the Board's deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees' counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS' INNER CIRCLE FUND                             HAMLIN HIGH DIVIDEND
                                                            EQUITY FUND
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have a December 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2016, the Fund is designating the following items with regard to distributions paid during the year.

                                                            QUALIFYING
LONG-TERM                  ORDINARY                         FOR CORPORATE     QUALIFYING   U.S.          INTEREST      SHORT-TERM
CAPITAL        RETURN OF   INCOME          TOTAL            DIVIDENDS REC.    DIVIDEND     GOVERNMENT    RELATED       CAPITAL GAIN
DISTRIBUTION   CAPITAL     DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION(1)      INCOME(2)    INTEREST(3)   DIVIDEND(4)   DIVIDENDS(5)
------------------------------------------------------------------------------------------------------------------------------------
   0.00%        10.18%        89.82%         100.00%           89.10%          100.00%       0.00%         0.00%           0.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDEND RECEIVED DEDUCTION AND ARE REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME. GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE ADVISORS' INNER CIRCLE FUND -- HAMLIN HIGH DIVIDEND EQUITY FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "INTEREST RELATED DIVIDEND" AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(5) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "SHORT-TERM CAPITAL GAIN DIVIDENDS" AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDER FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2016. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED WITH YOUR 2016 FORM 1099-DIV.

                                     NOTES

                                     NOTES

                                     NOTES

                        HAMLIN HIGH DIVIDEND EQUITY FUND
                                 PO Box 219009
                           Kansas City, MO 64121-9009
                                 1-855-HHD-FUND

                                    ADVISER:
                         Hamlin Capital Management, LLC
                          640 Fifth Avenue, 6th Floor
                               New York, NY 10019

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the
                                     Fund.

                                                                 HCM-AR-001-0500

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                     2016                                                        2015
------------------------------------------------------------------------------------------------------------------------------------
                All fees and      All fees and         All other            All fees and      All fees and         All other
                services to       services to          fees and             services to       services to          fees and
                the Trust         service              services to          the Trust         service              services to
                that were         affiliates that      service              that were         affiliates           that service
                pre-              were pre-            affiliates that      pre-              were pre-            affiliates that
                approved          approved             did not              approved          approved             did not
                                                       require                                                     require
                                                       pre-approval                                                pre-approval
------------------------------------------------------------------------------------------------------------------------------------
(a) Audit       $50,400              $0                   $0                 $47,700             $0                    $0
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(b) Audit-         $0                $0                   $0                    $0               $0                    $0
    Related
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(c) Tax            $0                $0                   $0                    $0            $126,345                 $0
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(d) All            $0                $0                   $0                    $0               $0                    $0
    Other
    Fees
------------------------------------------------------------------------------------------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                          2016                                                  2015
------------------------------------------------------------------------------------------------------------------------------------
                     All fees and      All fees and      All other         All fees and      All fees and      All other
                     services to       services to       fees and          services to       services to       fees and
                     the Trust         service           services to       the Trust         service           services to
                     that were         affiliates        service           that were         affiliates        service
                     pre-              that were         affiliates        pre-              that were         affiliates
                     approved          pre-              that did not      approved          pre-              that did not
                                       approved          require                             approved          require
                                                         pre-approval                                          pre-approval
------------------------------------------------------------------------------------------------------------------------------------
(a) Audit            $21,945              N/A               N/A             $22,680             N/A               N/A
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(b) Audit-             N/A                N/A               N/A               N/A               N/A               N/A
    Related
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(c) Tax                N/A                N/A               N/A               N/A               N/A               N/A
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(d) All                N/A                N/A               N/A               N/A               N/A               N/A
    Other
    Fees
------------------------------------------------------------------------------------------------------------------------------------

Fees billed by Deloitte & Touche LLP ("D&T") related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                          2016                                                  2015
------------------------------------------------------------------------------------------------------------------------------------
                     All fees and      All fees and      All other         All fees and      All fees and      All other
                     services to       services to       fees and          services to       services to       fees and
                     the Trust         service           services to       the Trust         service           services to
                     that were         affiliates        service           that were         affiliates        service
                     pre-              that were         affiliates        pre-              that were         affiliates
                     approved          pre-              that did not      approved          pre-              that did not
                                       approved          require                             approved          require
                                                         pre-approval                                          pre-approval
------------------------------------------------------------------------------------------------------------------------------------
(a) Audit               $0                N/A                N/A               $0               N/A               N/A
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(b) Audit-             N/A                N/A                N/A              N/A               N/A               N/A
    Related
------------------------------------------------------------------------------------------------------------------------------------
(c) Tax                 $0                N/A                N/A               $0               N/A               N/A
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(d) All                N/A                N/A                N/A              N/A               N/A               N/A
    Other
    Fees
------------------------------------------------------------------------------------------------------------------------------------

Fees billed by BBD, LLP ("BBD") related to the Trust BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                          2016                                                  2015
------------------------------------------------------------------------------------------------------------------------------------
                     All fees and      All fees and      All other         All fees and      All fees and      All other
                     services to       services to       fees and          services to       services to       fees and
                     the Trust         service           services to       the Trust         service           services to
                     that were         affiliates        service           that were         affiliates        service
                     pre-              that were         affiliates        pre-              that were         affiliates
                     approved          pre-              that did not      approved          pre-              that did not
                                       approved          require                             approved          require
                                                         pre-approval                                          pre-approval
------------------------------------------------------------------------------------------------------------------------------------
(a)     Audit           $0                N/A               N/A                $0               N/A               N/A
        Fees
------------------------------------------------------------------------------------------------------------------------------------
(b)     Audit-          N/A               N/A               N/A               N/A               N/A               N/A
        Related
------------------------------------------------------------------------------------------------------------------------------------
(c)     Tax             N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------------------------------------------------------------------------------------------------------------------------------------
(d)     All             N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------------------------------------------------------------------------------------------------------------------------------------

(e)(1)

All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer ("CFO") of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant 's CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the

Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre- approval requirement were as follows (PwC):

             ------------------------------------------------------
                                          2016           2015
             ------------------------------------------------------
             Audit-Related Fees            0%             0%
             ------------------------------------------------------
             Tax Fees                      0%             0%
             ------------------------------------------------------
             All Other Fees                0%             0%
             ------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre- approval requirement were as follows (E&Y):

             ------------------------------------------------------
                                          2016           2015
             ------------------------------------------------------
             Audit-Related Fees            0%             0%
             ------------------------------------------------------
             Tax Fees                      0%             0%
             ------------------------------------------------------
             All Other Fees                0%             0%
             ------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre- approval requirement were as follows (D&T):

             ------------------------------------------------------
                                          2016           2015
             ------------------------------------------------------
             Audit-Related Fees            0%             0%
             ------------------------------------------------------
             Tax Fees                      0%             0%
             ------------------------------------------------------
             All Other Fees                0%             0%
             ------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre- approval requirement were as follows (BBD):

             ------------------------------------------------------
                                          2016           2015
             ------------------------------------------------------
             Audit-Related Fees            0%             0%
             ------------------------------------------------------
             Tax Fees                      0%             0%
             ------------------------------------------------------
             All Other Fees                0%             0%
             ------------------------------------------------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2016 and 2015, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2016 and 2015, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2016 and 2015, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2016 and 2015, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d
-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a -2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a -2(b)) also accompany this filing as an exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund

By (Signature and Title)*                 /s/ Michael Beattie
                                          --------------------------
                                          Michael Beattie, President

Date: March 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                 /s/ Michael Beattie
                                          --------------------------
                                          Michael Beattie, President

Date: March 8, 2017


By (Signature and Title)*                 /s/ Stephen Connors
                                          ----------------------------
                                          Stephen Connors,
                                          Treasurer, Controller & CFO


Date: March 8, 2017

* Print the name and title of each signing officer under his or her signature.